TECHNICAL PROVISIONS FOR INSURANCE AND PENSION PLANS	12 Months Ended
Dec. 31, 2022
Technical Provisions For Insurance And Pension Plans
TECHNICAL PROVISIONS FOR INSURANCE AND PENSION PLANS

21)	TECHNICAL PROVISIONS FOR INSURANCE AND PENSION PLANS

a)	Technical provisions by account

	R$ thousands
	Non-Life and Health (1)		Life and Pension (2)(3)		Total
	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	1,090,358	1,179,406	268,511,627	241,065,876	269,601,985	242,245,282
Mathematical reserve for vested benefits (PMBC)	682,205	695,210	12,526,030	11,884,439	13,208,235	12,579,649
Reserve for claims incurred but not reported (IBNR)	5,629,329	4,961,729	1,036,825	1,014,034	6,666,154	5,975,763
Unearned premium reserve	6,562,244	4,922,394	3,440,577	2,483,216	10,002,821	7,405,610
Reserve for unsettled claims (PSL)	5,153,595	4,997,427	2,008,302	1,991,574	7,161,897	6,989,001
Reserve for financial surplus (PET)	-	-	870,021	861,170	870,021	861,170
Other technical provisions	2,817,145	3,378,434	5,826,859	6,951,725	8,644,004	10,330,159
Total reserves	21,934,876	20,134,600	294,220,241	266,252,034	316,155,117	286,386,634

(1) The line “Other provisions” for Insurance includes substantially the Provision for Insufficient Premiums (PIP) of R$2,718,990 thousand (R$3,280,927 thousand on December 31, 2021) and Provision for Related Expenses of R$83,721 thousand (R$84,224 thousand on December 31, 2021);

(2) The line “Other provisions” for Life and Pension Plans substantially includes the “Provision for redemptions and other amounts to be settled” in the amount of R$2,820,984 thousand (R$3,047,124 thousand on December 31, 2021) "Provision for Related Expenses" of R$394,907 thousand (R$653,541 thousand on December 31, 2021), the "Complementary Provision for Coverage (PCC)" in the amount of R$1,265,146 thousand (R$1,926,919 thousand on December 31, 2021) and "Other technical provisions" of R$ 1,305,127 thousand (R$ 1,305,127 thousand on December 31, 2021); and

(3) Includes the Provision for unearned premiums for unissued risks in force (PPNG-RVNE) in the amount of R$210,954 thousand, of which R$186,036 thousand - Insurance and R$24,918 thousand - Life and Pensions.

b)	Technical provisions by product

	R$ thousands
	Non-Life and Health		Life and pension plans (1)		Total
	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Health (Health and Dental)	15,599,322	15,039,385	-	-	15,599,322	15,039,385
Non-Life	6,335,554	5,095,215	-	-	6,335,554	5,095,215
Life	-	-	24,609,100	20,899,215	24,609,100	20,899,215
Pension plans	-	-	269,611,141	245,352,819	269,611,141	245,352,819
Total technical provisions	21,934,876	20,134,600	294,220,241	266,252,034	316,155,117	286,386,634
(1)	Is comprised of the Companies personal and pension insurance operations.

c)	Changes in the technical provision for insurance and pension plans

(i)	Insurance – Non-Life, Life and Health Insurance

	R$ thousands
	2022	2021
At the beginning of the year	41,033,815	34,744,396
Retrocession	(2,334)	(2,423)
Subtotal at beginning of the year	41,031,481	34,741,973
Additions, net of reversals	46,725,651	40,444,470
Payment of claims, benefits and redemptions	(42,607,944)	(36,227,017)
Adjustment for inflation and interest	1,392,776	2,072,055
Subtotal on December 31	46,541,964	41,031,481
Retrocession	2,013	2,334
Closing balance on December 31	46,543,977	41,033,815

(ii)	Insurance – Pension Plans

	R$ thousands
	2022	2021
Initial balances	245,352,819	244,720,988
Receipt of premiums net of fees	34,095,654	29,021,129
Payment of benefits	(1,534,454)	(1,331,764)
Payment of redemptions	(29,728,682)	(29,903,661)
Adjustment for inflation and interest	27,085,942	10,499,820
Others	(5,660,139)	(7,653,693)
Closing balance on December 31	269,611,140	245,352,819

d)	Guarantees for the technical provisions

	R$ thousands
	Insurance		Life and pension plans		Total
	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Total technical provisions	21,934,876	20,134,600	294,220,241	266,252,034	316,155,117	286,386,634
(-) Portion corresponding to contracted reinsurance	(4,924)	(10,186)	(21,655)	(16,037)	(26,579)	(26,223)
(-) Premiums receivables	(2,497,694)	(1,774,506)	-	-	(2,497,694)	(1,774,506)
(-) Unearned premium provision – Health and dental insurance (1)	(2,308,455)	(1,849,070)	-	-	(2,308,455)	(1,849,070)
Technical provisions to be covered	17,123,803	16,500,838	294,198,586	266,235,997	311,322,389	282,736,835

Investment fund quotas (VGBL and PGBL) (2)	-	-	233,561,256	209,419,706	233,561,256	209,419,706
Investment fund quotas (excluding VGBL and PGBL)	4,159,848	4,354,207	24,250,045	25,661,527	28,409,893	30,015,734
Government securities	14,232,086	14,003,541	35,625,853	34,567,252	49,857,939	48,570,793
Stocks	-	-	1,202,571	-	1,202,571	-
Private securities	205,881	-	793,191	270,249	999,072	270,249
Total assets guarantee portfolio (3)	18,597,815	18,357,748	295,432,916	269,918,734	314,030,731	288,276,482

(1) Deduction provided for in Article 4 of ANS Normative Resolution No. 521/22;

(2) The investment funds “VGBL” and “PGBL” are consolidated in the financial statements; and

(3) These guarantor assets may be settled only to cover the liabilities to which they are related.

e)	Changes in deferred acquisition cost

	R$ thousands
	2022	2021
Initial balances	1,115,127	1,020,567
Additions	2,017,556	1,776,681
Amortizations	(1,847,300)	(1,682,121)
Closing balance on June 30	1,285,383	1,115,127

f)	Changes in reinsurance assets

	R$ thousands
	2022	2021
Initial balances	75,996	87,036
Additions	32,862	23,645
Amortization and reversal of provisions	-	-
Recovered insurance losses	(24,324)	(39,739)
Reversal/Monetary adjustment	10	(511)
Other	2,160	5,565
Closing balance on December 31	86,704	75,996

g)	Claim information

The purpose of the table below is to show the inherent insurance risk, comparing the insurance claims paid with their provisions. Starting from the year in which the claim was reported, the upper part of the table shows the changes in the provision over the years. The provision varies as more precise information concerning the frequency and severity of the claims is obtained. The lower part of the table shows the reconciliation of the amounts with the amounts presented in the financial statements.

Non-Life – Gross Claims (1)

	R$ thousands
	Year claims were notified
	Until 2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	December, 2022	Total
Amount estimated for the claims:
· In the year of notification	3,348,274	3,224,788	3,914,716	4,398,468	4,069,482	3,715,094	3,431,272	3,290,692	3,077,087	3,945,867	4,852,854
· One year after notification	3,240,688	3,041,662	3,652,423	4,252,020	3,905,260	3,736,592	3,420,273	3,340,419	3,153,736	3,990,932	-
· Two years after notification	3,233,150	3,009,371	3,666,041	4,230,440	3,921,622	3,753,426	3,418,154	3,371,489	3,167,907	-	-
· Three years after notification	3,256,062	3,044,232	3,654,223	4,259,240	3,931,921	3,733,360	3,445,962	3,378,732	-	-	-
· Four years after notification	3,292,376	3,034,096	3,669,148	4,275,645	3,923,378	3,740,808	3,451,255	-	-	-	-
· Five years after notification	3,113,580	3,049,171	3,679,488	4,275,871	3,939,097	3,749,497	-	-	-	-	-
· Six years after notification	3,128,386	3,058,018	3,690,793	4,284,387	3,942,074	-	-	-	-	-	-
· Seven years after notification	3,133,871	3,064,089	3,701,722	4,294,741	-	-	-	-	-	-	-
· Eight years after notification	3,137,466	3,067,073	3,702,156	-	-	-	-	-	-	-	-
· Nine years after notification	3,145,858	3,070,539	-	-	-	-	-	-	-	-	-
· Ten years after notification	3,170,911	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2022)	3,170,911	3,070,539	3,702,156	4,294,741	3,942,074	3,749,497	3,451,255	3,378,732	3,167,907	3,990,932	4,852,854	40,771,598
Payments of claims	(3,137,888)	(3,059,687)	(3,686,452)	(4,263,589)	(3,918,665)	(3,723,925)	(3,413,826)	(3,316,101)	(3,103,270)	(3,863,256)	(3,830,405)	(39,317,064)
Outstanding Claims	33,023	10,852	15,704	31,152	23,409	25,572	37,429	62,631	64,637	127,676	1,022,449	1,454,534

Non-Life – Claims Net of Reinsurance Ceded (1)

	R$ thousands
	Year claims were notified
	Until 2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	December, 2022	Total
Amount estimated for net claims for reinsurance:
· In the year of notification	3,022,457	3,021,084	3,738,619	4,044,061	3,920,176	3,676,482	3,393,439	3,272,217	2,340,749	3,936,449	4,851,659
· One year after notification	2,908,173	2,849,909	3,516,057	3,929,714	3,789,359	3,698,248	3,384,216	2,830,565	2,416,594	3,982,417	-
· Two years after notification	2,915,173	2,832,016	3,534,208	3,898,947	3,802,213	3,714,749	3,388,620	2,861,335	2,430,654	-	-
· Three years after notification	2,927,529	2,874,862	3,525,610	3,920,278	3,813,476	3,694,864	3,415,914	2,868,501	-	-	-
· Four years after notification	2,957,403	2,868,888	3,539,001	3,932,723	3,808,035	3,702,483	3,420,803	-	-	-	-
· Five years after notification	2,963,901	2,884,539	3,550,642	3,925,687	3,822,974	3,711,210	-	-	-	-	-
· Six years after notification	2,978,029	2,893,423	3,554,010	3,934,139	3,826,689	-	-	-	-	-	-
· Seven years after notification	2,983,500	2,894,891	3,564,844	3,943,770	-	-	-	-	-	-	-
· Eight years after notification	2,981,996	2,897,755	3,565,210	-	-	-	-	-	-	-	-
· Nine years after notification	2,990,314	2,901,163	-	-	-	-	-	-	-	-	-
· Ten years after notification	3,015,060	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2022)	3,015,060	2,901,163	3,565,210	3,943,770	3,826,689	3,711,210	3,420,803	2,868,501	2,430,654	3,982,417	4,851,659	38,517,136
Payments of claims	(2,982,604)	(2,890,367)	(3,549,620)	(3,913,293)	(3,803,326)	(3,685,672)	(3,384,305)	(2,806,105)	(2,366,464)	(3,855,000)	(3,830,085)	(37,066,841)
Net outstanding unsettled claims	32,456	10,796	15,590	30,477	23,363	25,538	36,498	62,396	64,190	127,417	1,021,574	1,450,295

Non-Life, Life and Pension - Claims Net of Reinsurance Ceded (1)

	R$ thousands
	Year claims were notified
	Until 2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	December, 2022	Total
Amount estimated for net claims for reinsurance:
· In the year of notification	4,257,561	4,326,906	5,069,079	5,459,585	5,413,512	5,213,956	4,831,466	4,758,715	4,131,215	6,573,667	7,110,093
· One year after notification	4,134,444	4,148,519	4,889,217	5,355,503	5,280,798	5,186,209	4,800,313	4,316,075	4,190,411	6,567,773	-
· Two years after notification	4,151,462	4,158,528	4,902,783	5,302,462	5,270,944	5,218,280	4,844,555	4,381,409	4,178,459	-	-
· Three years after notification	4,163,604	4,184,738	4,802,886	5,243,714	5,262,666	5,213,961	4,867,548	4,332,294	-	-	-
· Four years after notification	4,191,766	4,165,035	4,781,938	5,242,728	5,270,203	5,238,877	4,847,189	-	-	-	-
· Five years after notification	4,197,799	4,189,183	4,775,574	5,226,434	5,300,596	5,223,060	-	-	-	-	-
· Six years after notification	4,218,005	4,193,407	4,774,017	5,242,573	5,277,159	-	-	-	-	-	-
· Seven years after notification	4,224,281	4,210,256	4,796,556	5,239,891	-	-	-	-	-	-	-
· Eight years after notification	4,230,263	4,222,636	4,775,261	-	-	-	-	-	-	-	-
· Nine years after notification	4,253,396	4,221,171	-	-	-	-	-	-	-	-	-
· Ten years after notification	4,454,052	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2022)	4,454,052	4,221,171	4,775,261	5,239,891	5,277,159	5,223,060	4,847,189	4,332,294	4,178,459	6,567,773	7,110,093	56,226,402
Payments of claims	(4,229,684)	(4,160,509)	(4,719,331)	(5,141,266)	(5,183,175)	(5,079,834)	(4,688,115)	(4,134,142)	(3,912,842)	(6,104,508)	(5,416,936)	(52,770,342)
Net outstanding unsettled claims	224,368	60,662	55,930	98,625	93,984	143,226	159,074	198,152	265,617	463,265	1,693,157	3,456,060

(1) “Retrocession” R$13,832 thousand,”Reinsurance” R$4,239 thousand, “Health” R$3,719,160 thousand, estimate of salvages and redresses in the amount of R$207,747 thousand and incurred but not enough reported (IBNER) claims in the amount of R$(176,353) thousand were not considered in the claims development.